UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2021

WESTERN ASSET

CALIFORNIA MUNICIPALS FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide California investors with as high a level of current income exempt from regular federal income taxes and California state personal income taxes as is consistent with the preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal advisor.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset California Municipals Fund for the six-month reporting period ended August 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

II	Western Asset California Municipals Fund

Performance review

For the six months ended August 31, 2021, Class A shares of Western Asset California Municipals Fund, excluding sales charges, returned 3.20%. The Fund’s unmanaged benchmark, the Bloomberg California Municipal Bond Indexi, returned 2.54% for the same period. The Lipper California Municipal Debt Funds Category Averageii returned 3.24% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset California Municipals Fund:
Class A	3.20%
Class C	2.85%
Class I	3.28%
Class IS	3.29%
Bloomberg California Municipal Bond Index	2.54%
Lipper California Municipal Debt Funds Category Average	3.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2021 for Class A, Class C, Class I and Class IS shares were 0.60%, 0.08%, 0.79% and 0.83%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A, Class C, Class I and Class IS shares would have been 0.59%, 0.07%, 0.76% and 0.78%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.77%, 1.32%, 0.63% and 0.47%, respectively.

Western Asset California Municipals Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.60% for Class I shares and 0.55% for Class IS shares. In addition, the ratio of annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. As a non-diversified fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as

IV	Western Asset California Municipals Fund

options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg California Municipal Bond Index is a market value weighted index of California investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.
ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 122 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset California Municipals Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and February 28, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset California Municipals Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.20%	$1,000.00	$1,032.00	0.76%	$3.89	Class A	5.00%	$1,000.00	$1,021.37	0.76%	$3.87
Class C	2.85	1,000.00	1,028.50	1.31	6.70	Class C	5.00	1,000.00	1,018.60	1.31	6.67
Class I	3.28	1,000.00	1,032.80	0.60	3.07	Class I	5.00	1,000.00	1,022.18	0.60	3.06
Class IS	3.29	1,000.00	1,032.90	0.55	2.82	Class IS	5.00	1,000.00	1,022.43	0.55	2.80

2	Western Asset California Municipals Fund 2021 Semi-Annual Report

[1]	For the six months ended August 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset California Municipals Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2021

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.5%
Education — 8.4%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$621,903
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	738,028
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	7,476,643
California State MFA Revenue:
Green Bond, Orchard Park Student Housing Project, Series 2021, BAM	4.000%	5/15/41	500,000	599,460
Green Bond, Orchard Park Student Housing Project, Series 2021, BAM	4.000%	5/15/46	2,000,000	2,365,599
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,857,015	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	2,045,119	(a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	1,298,875	(a)
California State University Revenue:
Systemwide, Series A, Refunding	5.000%	11/1/38	2,500,000	3,069,206
Systemwide, Series C	4.000%	11/1/45	6,000,000	7,189,462
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,437,695	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,088,177	(a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,679,870
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	614,075
Total Education				34,081,127
Health Care — 6.7%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,437,059
California State Health Facilities Financing Authority Revenue:
Commonspirit Health, Series A, Refunding	4.000%	4/1/45	2,000,000	2,341,612
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,977,510

See Notes to Financial Statements.

4	Western Asset California Municipals Fund 2021 Semi-Annual Report

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	$2,000,000	$2,375,986
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	615,499
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	850,202
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	1,122,605
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	584,038
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,791,994	(a)
Adventist Health System/West	5.000%	3/1/27	2,570,000	3,071,236	(b)(c)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,549,780
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/31	1,300,000	1,691,944
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/32	2,000,000	2,594,994
Total Health Care				27,004,459
Housing — 3.9%
California State Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A	3.000%	8/1/56	400,000	414,608
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	2,000,000	2,211,949
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,189,379
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,781,020
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,185,825
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,184,306
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	3,230,525
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,546,032	(a)
CMFA Special Finance Agency VII, Essential Housing Revenue, Series 2021 A-1	3.000%	8/1/56	3,000,000	3,064,624
Total Housing				15,808,268

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — 15.7%
California State County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	$2,000,000	$2,370,770
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	4,619,206
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,167,925	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	11,011,095	(a)(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	2,000,000	2,441,809
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	3,125,000	3,236,224
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	375,000	387,498
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/24	10,000,000	11,453,524
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,207,792
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	7,510,594
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	2,000,000	2,193,750	(b)(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,243,045	(d)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	6,605,732
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,242,728
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	3,915,000	4,840,655
Total Industrial Revenue				63,532,347

See Notes to Financial Statements.

6	Western Asset California Municipals Fund 2021 Semi-Annual Report

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Leasing — 8.2%
Anaheim, CA, Public Financing Authority Revenue, Series A, Refunding Revenue	5.000%	5/1/39	$5,500,000	$6,056,066
California State Public Works Board:
Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	1,183,090
Lease Revenue, Various Capital Projects, Series B	4.000%	5/1/46	3,000,000	3,584,354
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	6,961,532
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	2,000,000	2,564,032
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	2,052,007
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	4,433,171
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,504,843
Stockton, CA, Public Financing Authority,
Refunding	5.000%	3/1/47	3,250,000	3,880,146
Total Leasing				33,219,241
Local General Obligation — 6.9%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	2,000,000	2,578,056
Gilroy, CA, USD, GO:
Series 2021	4.000%	8/1/42	500,000	580,450
Series 2021	4.000%	8/1/44	1,000,000	1,157,516
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,277,092
Series A, Refunding	0.000%	8/1/36	2,000,000	1,216,735
Series A, Refunding	0.000%	8/1/37	1,000,000	577,576
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,970,201
Oxnard Union High School District, CA, GO, 2018 Election, Series A	5.000%	8/1/42	5,500,000	6,520,257
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,360,391
Series I	0.000%	7/1/35	5,000,000	3,208,308

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
Series I	0.000%	7/1/36	$6,500,000	$3,981,178
Westside Union School District, Refunding, GO	5.000%	8/1/40	1,210,000	1,503,764
Total Local General Obligation				27,931,524
Other — 2.2%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	1,006,472	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	2,000,000	2,011,031	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,866,005	(d)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	955,000	1,037,240
Total Other				8,920,748
Power — 6.9%
Anaheim, CA, Housing & Public Improvements Authority Revenue:
Series A	5.000%	10/1/50	1,400,000	1,636,033
Series C, Refunding	5.000%	10/1/45	2,250,000	2,629,339
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	5,000,000	6,016,097
Series C	5.000%	7/1/42	5,000,000	6,130,651
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/38	2,000,000	2,553,904
Series A	5.000%	10/1/39	1,785,000	2,274,240
Northern California Transmission Agency Revenue, California Oregon Project, Series A, Refunding	5.000%	5/1/39	1,500,000	1,779,077
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	1,029,000	*(e)
Series A	5.050%	7/1/42	170,000	166,600	*(e)
Series XX	5.250%	7/1/40	1,750,000	1,721,563	*(e)
Series ZZ, Refunding	5.250%	7/1/18	400,000	387,500	*(f)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,565,622
Total Power				27,889,626

See Notes to Financial Statements.

8	Western Asset California Municipals Fund 2021 Semi-Annual Report

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity — 3.3%
California State Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics, Series A	5.000%	8/15/51	$10,000,000	$10,463,558	(g)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized	7.750%	5/1/22	30,000	30,937	(d)(h)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	1,155,000	1,243,991	(h)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	195,000	204,620	(h)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	917,500	1,018,084	(h)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	320,000	343,381	(h)
Total Pre-Refunded/Escrowed to Maturity				13,304,571
Special Tax Obligation — 8.8%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,918,324
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	5,105,935
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	424,641
CAB, Restructured, Series A-1	0.000%	7/1/46	510,000	170,411
CAB, Restructured, Series A-1	0.000%	7/1/51	4,750,000	1,154,321
Restructured, Series A-1	4.550%	7/1/40	110,000	126,579
Restructured, Series A-1	5.000%	7/1/58	2,845,000	3,294,109
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,352,772
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,140,000	2,253,811
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	12,501,922
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,776,001
San Francisco, CA, City & County Community Facilities District, Special Tax Revenue:
Series 2021	4.000%	9/1/46	1,000,000	1,129,033

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Series 2021	4.000%	9/1/51	$1,000,000	$1,126,294
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,250,000	3,278,438
Total Special Tax Obligation				35,612,591
State General Obligation — 3.7%
California State, GO:
Various Purpose, Refunding	4.000%	3/1/40	1,500,000	1,801,466
Various Purpose, Refunding	5.000%	9/1/41	7,500,000	9,993,745	(i)
Various Purpose, Refunding	4.000%	11/1/45	2,500,000	2,812,849
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	550,000	472,313	*(e)
Total State General Obligation				15,080,373
Transportation — 12.4%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	7,728,758
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.120%	4/1/24	500,000	508,573	(b)(c)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	1,164,027
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,294,648
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series A	5.000%	5/15/32	3,000,000	3,586,341	(d)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,920,570	(d)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,250,000	4,091,728	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/26	750,000	899,206	(d)
Series H, Refunding	5.000%	5/1/27	1,625,000	1,998,532	(d)
Series H, Refunding	5.000%	5/1/28	1,250,000	1,573,511	(d)
Series H, Refunding	5.000%	11/1/29	1,000,000	1,297,490	(d)

See Notes to Financial Statements.

10	Western Asset California Municipals Fund 2021 Semi-Annual Report

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	$200,000	$215,700
Senior Lien, Series A	5.750%	6/1/48	500,000	539,226
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/26	750,000	905,665	(d)
Series B	5.000%	7/1/27	530,000	655,959	(d)
Series C	5.000%	7/1/25	1,160,000	1,357,094	(d)
Series C	5.000%	7/1/26	215,000	259,624	(d)
Series C	5.000%	7/1/27	530,000	655,959	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	3,000,000	3,683,938	(d)
Series A, Refunding	5.000%	5/1/34	8,000,000	10,518,006	(d)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	1,000,000	1,319,429	(d)
Total Transportation				50,173,984
Water & Sewer — 10.4%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,973,853
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,695,628
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	5,423,250
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series B, Refunding	5.000%	7/1/43	7,500,000	7,790,426
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	1,000,000	1,270,397
Mountain House Public Financing Authority, CA, Utility Systems Revenue:
Green Bond, Series A, BAM	4.000%	12/1/45	1,000,000	1,170,921
Green Bond, Series A, BAM	4.000%	12/1/50	3,000,000	3,476,084
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,262,915
Series A, Refunding	5.000%	8/1/37	3,350,000	4,223,035

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	$3,000,000	$3,730,428
Series 2018	5.000%	8/1/48	2,000,000	2,471,679
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,757,726
Total Water & Sewer				42,246,342
Total Investments before Short-Term Investments (Cost — $360,101,178)				394,805,201
Short-Term Investments — 4.1%
Municipal Bonds — 4.1%
Housing — 0.5%
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	9/15/29	1,400,000	1,400,000	(d)(j)(k)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	4/1/25	400,000	400,000	(d)(j)(k)
Total Housing				1,800,000
Industrial Revenue — 0.7%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	2,940,000	2,940,000	(j)(k)
Transportation — 2.9%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.030%	5/1/30	11,700,000	11,700,000	(d)(j)(k)
Total Short-Term Investments (Cost — $16,440,000)				16,440,000
Total Investments — 101.6% (Cost — $376,541,178)				411,245,201
Liabilities in Excess of Other Assets — (1.6)%				(6,365,118)
Total Net Assets — 100.0%				$404,880,083

See Notes to Financial Statements.

12	Western Asset California Municipals Fund 2021 Semi-Annual Report

Western Asset California Municipals Fund

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of August 31, 2021.

(f)	The maturity principal is currently in default as of August 31, 2021.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset California Municipals Fund

Abbreviation(s) used in this schedule:

ABAG	— Association of Bay Area Governments

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

CMI	— California Mortgage Insurance Program — Insured Bonds

COP	— Certificates of Participation

GNMA	— Government National Mortgage Association

GO	— General Obligation

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PFA	— Public Facilities Authority

RIBS	— Residual Interest Bonds

SAVRS	— Selected Auction Variable Rate Securities

SIFMA	— Securities Industry and Financial Markets Association

USD	— Unified School District

See Notes to Financial Statements.

14	Western Asset California Municipals Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2021

Assets:
Investments, at value (Cost — $376,541,178)	$411,245,201
Cash	87,536
Interest receivable	3,920,972
Receivable for Fund shares sold	322,522
Prepaid expenses	26,749
Total Assets	415,602,980

Liabilities:
Payable for securities purchased	9,758,625
Payable for Fund shares repurchased	627,427
Investment management fee payable	169,641
Service and/or distribution fees payable	49,769
Distributions payable	36,362
Trustees’ fees payable	981
Accrued expenses	80,092
Total Liabilities	10,722,897
Total Net Assets	$404,880,083

Net Assets:
Par value (Note 7)	$252
Paid-in capital in excess of par value	365,135,316
Total distributable earnings (loss)	39,744,515
Total Net Assets	$404,880,083

Net Assets:
Class A	$315,630,771
Class C	$14,979,937
Class I	$74,197,759
Class IS	$71,616

Shares Outstanding:
Class A	19,666,122
Class C	936,082
Class I	4,622,965
Class IS	4,469

Net Asset Value:
Class A (and redemption price)	$16.05
Class C*	$16.00
Class I (and redemption price)	$16.05
Class IS (and redemption price)	$16.03
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.76

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended August 31, 2021

Investment Income:
Interest	$6,092,250

Expenses:
Investment management fee (Note 2)	1,009,303
Service and/or distribution fees (Notes 2 and 5)	298,995
Transfer agent fees (Note 5)	128,376
Fund accounting fees	36,258
Registration fees	33,505
Audit and tax fees	18,939
Legal fees	7,683
Shareholder reports	5,589
Trustees’ fees	3,433
Insurance	2,844
Commitment fees (Note 8)	1,481
Custody fees	1,023
Interest expense	34
Miscellaneous expenses	2,652
Total Expenses	1,550,115
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(15,367)
Net Expenses	1,534,748
Net Investment Income	4,557,502

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	3,822,243
Change in Net Unrealized Appreciation (Depreciation) From Investments	4,036,396
Net Gain on Investments	7,858,639
Increase in Net Assets From Operations	$12,416,141

See Notes to Financial Statements.

16	Western Asset California Municipals Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2021 (unaudited) and the Year Ended February 28, 2021	August 31	February 28

Operations:
Net investment income	$4,557,502	$10,614,913
Net realized gain	3,822,243	2,933,007
Change in net unrealized appreciation (depreciation)	4,036,396	(17,526,727)
Increase (Decrease) in Net Assets From Operations	12,416,141	(3,978,807)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,328,575)	(16,829,768)
Decrease in Net Assets From Distributions to Shareholders	(5,328,575)	(16,829,768)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	38,961,647	55,628,664
Reinvestment of distributions	5,051,664	15,692,561
Cost of shares repurchased	(36,843,739)	(96,613,808)
Increase (Decrease) in Net Assets From Fund Share Transactions	7,169,572	(25,292,583)
Increase (Decrease) in Net Assets	14,257,138	(46,101,158)

Net Assets:
Beginning of period	390,622,945	436,724,103
End of period	$404,880,083	$390,622,945

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$15.76	$16.55	$15.58	$15.66	$15.92	$16.59

Income (loss) from operations:
Net investment income	0.18	0.42	0.50	0.57	0.61	0.64
Net realized and unrealized gain (loss)	0.32	(0.55)	1.05	(0.08)	(0.26)	(0.68)
Total income (loss) from operations	0.50	(0.13)	1.55	0.49	0.35	(0.04)

Less distributions from:
Net investment income	(0.18)	(0.41)	(0.49)	(0.57)	(0.61)	(0.63)
Net realized gains	(0.03)	(0.25)	(0.09)	—	—	—
Total distributions	(0.21)	(0.66)	(0.58)	(0.57)	(0.61)	(0.63)

Net asset value, end of period	$16.05	$15.76	$16.55	$15.58	$15.66	$15.92
Total return[4]	3.20%	(0.70)%	10.10%	3.18%	2.22%	(0.27)%

Net assets, end of period (millions)	$316	$318	$346	$302	$359	$395

Ratios to average net assets:
Gross expenses	0.77%[5]	0.77%	0.77%	0.79%	0.75%	0.73%
Net expenses	0.76 [5,6]	0.77 [6]	0.76 [6]	0.79 [6]	0.75 [6]	0.73
Net investment income	2.25 [5]	2.64	3.09	3.67	3.80	3.87

Portfolio turnover rate	11%	16%	31%	20%	21%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset California Municipals Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$15.72	$16.50	$15.54	$15.62	$15.88	$16.54

Income (loss) from operations:
Net investment income	0.14	0.33	0.42	0.48	0.52	0.54
Net realized and unrealized gain (loss)	0.30	(0.53)	1.03	(0.08)	(0.26)	(0.66)
Total income (loss) from operations	0.44	(0.20)	1.45	0.40	0.26	(0.12)

Less distributions from:
Net investment income	(0.13)	(0.33)	(0.40)	(0.48)	(0.52)	(0.54)
Net realized gains	(0.03)	(0.25)	(0.09)	—	—	—
Total distributions	(0.16)	(0.58)	(0.49)	(0.48)	(0.52)	(0.54)

Net asset value, end of period	$16.00	$15.72	$16.50	$15.54	$15.62	$15.88
Total return[4]	2.85%	(1.18)%	9.44%	2.62%	1.65%	(0.78)%

Net assets, end of period (000s)	$14,980	$17,351	$24,506	$57,313	$69,271	$76,650

Ratios to average net assets:
Gross expenses	1.32%[5]	1.32%	1.33%	1.34%	1.31%	1.29%
Net expenses	1.31 [5,6]	1.32 [6]	1.32 [6]	1.34	1.31 [6]	1.29
Net investment income	1.71 [5]	2.10	2.60	3.12	3.24	3.30

Portfolio turnover rate	11%	16%	31%	20%	21%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$15.76	$16.55	$15.58	$15.66	$15.92	$16.59

Income (loss) from operations:
Net investment income	0.19	0.45	0.52	0.60	0.63	0.66
Net realized and unrealized gain (loss)	0.32	(0.55)	1.06	(0.08)	(0.25)	(0.68)
Total income (loss) from operations	0.51	(0.10)	1.58	0.52	0.38	(0.02)

Less distributions from:
Net investment income	(0.19)	(0.44)	(0.52)	(0.60)	(0.64)	(0.65)
Net realized gains	(0.03)	(0.25)	(0.09)	—	—	—
Total distributions	(0.22)	(0.69)	(0.61)	(0.60)	(0.64)	(0.65)

Net asset value, end of period	$16.05	$15.76	$16.55	$15.58	$15.66	$15.92
Total return[4]	3.28%	(0.53)%	10.29%	3.38%	2.38%	(0.15)%

Net assets, end of period (000s)	$74,198	$55,204	$65,699	$60,630	$94,471	$94,154

Ratios to average net assets:
Gross expenses	0.62%[5]	0.63%	0.61%	0.64%	0.64%	0.68%
Net expenses[6,7]	0.60 [5]	0.60	0.60	0.60	0.60	0.60
Net investment income	2.41 [5]	2.82	3.26	3.86	3.95	3.99

Portfolio turnover rate	11%	16%	31%	20%	21%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Western Asset California Municipals Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2021[2]	2021	2020[3]

Net asset value, beginning of period	$15.76	$16.55	$16.29

Income (loss) from operations:
Net investment income	0.20	0.47	0.28
Net realized and unrealized gain (loss)	0.31	(0.53)	0.34
Total income (loss) from operations	0.51	(0.06)	0.62

Less distributions from:
Net investment income	(0.21)	(0.48)	(0.27)
Net realized gains	(0.03)	(0.25)	(0.09)
Total distributions	(0.24)	(0.73)	(0.36)

Net asset value, end of period	$16.03	$15.76	$16.55
Total return[4]	3.29%	(0.30)%	3.87%

Net assets, end of period (000s)	$72	$70	$302

Ratios to average net assets:
Gross expenses	0.59%[5]	0.47%	0.90%[5]
Net expenses[6,7]	0.55 [5]	0.47	0.55 [5]
Net investment income	2.48 [5]	3.00	3.07 [5]

Portfolio turnover rate	11%	16%	31%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the period August 9, 2019 (inception date) to February 29, 2020.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the period ended February 29, 2020.

See Notes to Financial Statements.

Western Asset California Municipals Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

22	Western Asset California Municipals Fund 2021 Semi-Annual Report

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset California Municipals Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$394,805,201	—	$394,805,201
Short-Term Investments†	—	16,440,000	—	16,440,000
Total Investments	—	$411,245,201	—	$411,245,201

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

24	Western Asset California Municipals Fund 2021 Semi-Annual Report

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.500%
Over $500 million	0.480

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.60% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of the total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

Western Asset California Municipals Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

During the six months ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $15,367.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at August 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires February 28, 2023	—	—	$16,377	—
Expires February 29, 2024	$8,103	$435	6,733	$16
Total fee waivers/expense reimbursements subject to recapture	$8,103	$435	$23,110	$16

For the six months ended August 31, 2021, LMPFA did not recapture any fees.

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$178	—
CDSCs	3,125	$556

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have

26	Western Asset California Municipals Fund 2021 Semi-Annual Report

been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2021, such purchase and sale transactions (excluding accrued interest) were $50,385,000 and $36,730,000, respectively.

3. Investments

During the six months ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$44,940,572
Sales	42,045,070

At August 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$376,541,178	$34,772,658	$(68,635)	$34,704,023

4. Derivative instruments and hedging activities

During the six months ended August 31, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$239,465	†	$101,523
Class C	59,530		5,392
Class I	—		21,447
Class IS	—		14
Total	$298,995		$128,376

†	Amounts shown is exclusive of expense reimbursements. For the six months ended August 31, 2021, the service and/or distribution fees reimbursement amounted to $80 for Class A shares.

Western Asset California Municipals Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,183
Class C	435
Class I	6,733
Class IS	16
Total	$15,367

6. Distributions to shareholders by class

	Six Months Ended August 31, 2021	Year Ended February 28, 2021
Net Investment Income:
Class A	$3,556,775	$8,421,533
Class C	142,724	423,592
Class I	802,923	1,628,672
Class IS	959	4,981
Total	$4,503,381	$10,478,778

Net Realized Gains:
Class A	$641,561	$5,081,627
Class C	34,345	333,869
Class I	149,143	932,016
Class IS	145	3,478
Total	$825,194	$6,350,990

7. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2021		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount

Class A
Shares sold	924,862	$14,770,639	2,322,110	$36,331,735
Shares issued on reinvestment	250,470	4,012,680	808,480	12,755,681
Shares repurchased	(1,684,477)	(26,850,363)	(3,875,231)	(60,787,091)
Net decrease	(509,145)	$(8,067,044)	(744,641)	$(11,699,675)

28	Western Asset California Municipals Fund 2021 Semi-Annual Report

	Six Months Ended August 31, 2021		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount

Class C
Shares sold	56,420	$898,968	118,071	$1,852,002
Shares issued on reinvestment	10,068	160,833	40,333	634,471
Shares repurchased	(234,422)	(3,750,291)	(539,277)	(8,514,024)
Net decrease	(167,934)	$(2,690,490)	(380,873)	$(6,027,551)

Class I
Shares sold	1,455,560	$23,292,040	1,118,887	$17,444,927
Shares issued on reinvestment	54,720	877,047	145,421	2,293,950
Shares repurchased	(389,567)	(6,241,981)	(1,731,993)	(27,086,757)
Net increase (decrease)	1,120,713	$17,927,106	(467,685)	$(7,347,880)

Class IS
Shares sold	—	—	—	—
Shares issued on reinvestment	69	$1,104	539	$8,459
Shares repurchased	(69)	(1,104)	(14,323)	(225,936)
Net decrease	—	—	(13,784)	$(217,477)

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2021.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications

Western Asset California Municipals Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

30	Western Asset California Municipals Fund 2021 Semi-Annual Report

Western Asset

California Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

† Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset California Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset California Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset California Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0434 10/21 SR21-4250

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 25, 2021